Business acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Travel agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed
The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB6.4million)	5,239
Technology	4,300	9.4years
Goodwill	11,770
Deferred tax liability	(1,075)
Total consideration	20,234

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB8.3 million)	12,907
Trade names	2,464	9.5years
Non-compete agreement	3,676	6 years
Goodwill	10,565
Deferred tax liability	(1,535)
Total consideration	28,077

	Amount	Estimated useful lives
Net liabilities (including the cash acquired of RMB24 million)	(59,923)
Travel licenses	25,100	20 years
Customer relationship	13,458	14.25-14.5 years
Trade names	39,170	7-14 years
Software	3,013	5 years
Non-compete agreement	1,683	3.5-5.25 years
Goodwill	133,324
Deferred tax liability	(20,606)
Noncontrolling interest	(19,721)
Total considerations	115,498